FAIR VALUE MEASUREMENT (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of future consideration	$ 359
Total assets	359
Warrants related to share purchase agreements	136	165
Total liabilities	136
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of future consideration
Total assets
Warrants related to share purchase agreements
Total liabilities
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of future consideration
Total assets
Warrants related to share purchase agreements
Total liabilities
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of future consideration	359
Total assets	359
Warrants related to share purchase agreements	136
Total liabilities	$ 136